CONCENTRATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Concentration of Credit Risk [Abstract]
Revenue	$ 8,576,832		$ 5,460,003	$ 3,575,887
Accounts receivable	3,523,543		1,584,448
Purchases	7,073,391		4,889,850	3,699,741
Revenue [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration of Credit Risk [Abstract]
Revenue	$ 7,178,896		$ 4,483,530	$ 2,574,501
Concentration risk, percentage	81.00%		82.00%	73.00%
Revenue [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration of Credit Risk [Abstract]
Revenue	$ 3,543,423		$ 3,168,204	$ 990,225
Concentration risk, percentage	41.00%		58.00%	28.00%
Revenue [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration of Credit Risk [Abstract]
Revenue	$ 2,556,537		$ 583,406	$ 0
Concentration risk, percentage	30.00%		11.00%	0.00%
Revenue [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration of Credit Risk [Abstract]
Revenue	$ 848,399		$ 0	$ 0
Concentration risk, percentage	10.00%		0.00%	0.00%
Revenue [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration of Credit Risk [Abstract]
Revenue	$ 230,537		$ 717,460	$ 886,396
Concentration risk, percentage		[1]	13.00%	25.00%
Revenue [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration of Credit Risk [Abstract]
Revenue	$ 0		$ 14,460	$ 697,880
Concentration risk, percentage		[1]		20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration of Credit Risk [Abstract]
Concentration risk, percentage	84.00%		80.00%
Accounts receivable	$ 2,948,985		$ 1,266,290
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration of Credit Risk [Abstract]
Concentration risk, percentage	59.00%		27.00%
Accounts receivable	$ 2,084,879		$ 422,367
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration of Credit Risk [Abstract]
Concentration risk, percentage	25.00%		53.00%
Accounts receivable	$ 864,106		$ 843,923
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration of Credit Risk [Abstract]
Concentration risk, percentage	21.00%		12.00%	63.00%
Purchases	$ 2,391,700		$ 175,605	$ 1,876,417
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration of Credit Risk [Abstract]
Concentration risk, percentage	21.00%		0.00%	0.00%
Purchases	$ 2,219,792		$ 0	$ 0
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration of Credit Risk [Abstract]
Concentration risk, percentage		[1]	12.00%	31.00%
Purchases	$ 171,908		$ 175,605	$ 923,025
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration of Credit Risk [Abstract]
Concentration risk, percentage	0.00%		0.00%	19.00%
Purchases	$ 0		$ 0	$ 560,117
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration of Credit Risk [Abstract]
Concentration risk, percentage	0.00%		0.00%	13.00%
Purchases	$ 0		$ 0	$ 393,275

[1]	Indicates below 10%.